Loans and borrowings (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net financial debt explanatory [Line Items]
Cash flow	$ 517,747	$ 444,827	$ 4,594,640
Exchange difference Recognized in profit or loss	372,223	5,514	976,430
Financial expenses	(3,512,161)	(3,660,601)	(3,463,540)
Financial income (expense) recognized in profit or loss	(2,010,375)	(2,495,731)	(1,175,367)
Cash and equivalents [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	7,945,885	8,410,467
Cash flow	(2,040,387)	(174,272)
Exchange difference Recognized in profit or loss	406,246	(290,310)
Exchange difference Recognized in other comprehensive income	0	0
Financial expenses	0	0
Financial income (expense) recognized in profit or loss	0	0
Foreign currency translation	0	0
Other movements not generating cash flow	0	0
Ending Balance	6,311,744	7,945,885	8,410,467
Other financial assets [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	6,533,725	6,686,895
Cash flow	843,612	(564,755)
Exchange difference Recognized in profit or loss	920,609	208,394
Exchange difference Recognized in other comprehensive income	0	0
Financial expenses	0	0
Financial income (expense) recognized in profit or loss	92,906	104,706
Foreign currency translation	(245,958)	39,628
Other movements not generating cash flow	2,921	58,857
Ending Balance	8,147,815	6,533,725	6,686,895
Loans and borrowings [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(43,547,835)	(52,222,027)
Cash flow	11,363,077	11,259,492
Exchange difference Recognized in profit or loss	(816,840)	147,993
Exchange difference Recognized in other comprehensive income	(2,165,569)	70,958
Financial expenses	(217,891)	(203,964)
Financial income (expense) recognized in profit or loss	(2,399,414)	(2,385,994)
Foreign currency translation	(203,446)	(76,171)
Other movements not generating cash flow	(74,727)	(138,122)
Ending Balance	(38,062,645)	(43,547,835)	(52,222,027)
Net financial debt [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(29,068,225)	(37,124,665)
Cash flow	10,166,302	10,520,465
Exchange difference Recognized in profit or loss	510,015	66,077
Exchange difference Recognized in other comprehensive income	(2,165,569)	70,958
Financial expenses	(217,891)	(203,964)
Financial income (expense) recognized in profit or loss	(2,306,508)	(2,281,288)
Foreign currency translation	(449,404)	(36,543)
Other movements not generating cash flow	(71,806)	(79,265)
Ending Balance	$ (23,603,086)	$ (29,068,225)	$ (37,124,665)